Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues, net	$ 22,968	$ 10,228
Revenues Derived From Spot Charters [Member]
Revenues, net	17,194	3,202
Revenues Derived From Time Charters [Member]
Revenues, net	$ 5,774	$ 7,026